Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 15, 2019	Mar. 12, 2013	Apr. 12, 2011	Dec. 31, 2013 Loan Facility	Dec. 31, 2012 Loan Facility	Oct. 29, 2009 Loan Facility
Borrowings
Amount issued in Senior Notes					$ 90,000	$ 200,000
Senior Notes maturity date	Apr. 15, 2019
Interest rate					9.25%	9.25%
Price of additional Senior Notes issued				103.75%
Senior Notes redemption options	The Co-Issuers have the option to redeem the Senior Notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the Senior Notes will have the right to require the Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date
Deferred financing costs associated with the Senior Notes	8,037	5,743
Interest expense associated with the Senior Notes	26,825	18,500	13,048
Senior Notes covenants	The Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6% per annum of the net proceeds received by or contributed to the Company in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics' properties and assets and creation or designation of restricted subsidiaries.
Amount assumed									817
Interest rate expressed in basis points							6.00%
Outstanding amount							528	598
Amount of monthly installments							$ 6